Note 2 - Allowance for Credit Losses for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2023
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Credit Losses for Trade Accounts Receivable

A summary of changes in the allowance for credit losses for trade accounts receivable for the years ended October 31, 2023, 2022 and 2021 follows:

	Years ended October 31,
	2023	2022	2021
Balance at beginning of year	$69,643	$61,527	$524,617
Bad debt expense	1,546	8,116	10,750
Losses charged to allowance	—	—	(473,840)
Balance at end of year	$71,189	$69,643	$61,527